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FREMONT MUTUAL FUNDS, INC.
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              Prospectus | March 1, 2001, as amended July 20, 2001

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o    Global Fund
o    International Growth Fund
o    Emerging Markets Fund
o    New Era Value Fund
o    Structured Core Fund (formerly Growth Fund)
o    U.S. Small Cap Fund
o    U.S. Micro-Cap Fund
o    Real Estate Securities Fund
o    Bond Fund
o    California Intermediate Tax-Free Fund
o    Money Market Fund

                                             [LOGO]FREMONT
                                                      FREMONT INVESTMENT ADVISOR

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this prospectus. It is a criminal offense to represent otherwise.

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TABLE OF CONTENTS
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FREMONT MUTUAL FUNDS

Detailed descriptions of objectives and principal strategies, main risks, performance, fees, and portfolio management

Global Fund                                                                    2

International Growth Fund                                                      4

Emerging Markets Fund                                                          6

New Era Value Fund                                                             8

Structured Core Fund (formerly Growth Fund)                                   10

U.S. Small Cap Fund                                                           12

U.S. Micro-Cap Fund                                                           14

Real Estate Securities Fund                                                   16

Bond Fund                                                                     18

California  Intermediate Tax-Free Fund                                        20

Money Market Fund                                                             22

Understanding Investment Risk                                                 24

About the Advisor                                                             25

SHAREHOLDER GUIDE

Managing your Fremont account

Types of Accounts                                                             27

How to Invest                                                                 28

How to Sell Your Shares                                                       30

Dividends, Distributions, and Taxes                                           33

Rule 12b-1 Fees                                                               34

APPENDIX

Investment Terms                                                              35

Financial Highlights                                                          37

Fremont's Privacy Statement                                                   43

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FREMONT GLOBAL FUND
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OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Global Fund seeks to maximize total return while reducing risk by investing in U.S. and international stocks, bonds, and short-term securities
(cash).

The Fund seeks to minimize risk through prudent asset allocation among stocks, bonds, and cash (including stock and bond index futures), and through global diversification.

Normally, the Fund will invest in at least three countries, including the United States.

To determine the allocation to each asset class, Fund management:

o Develops forecasts of economic growth, inflation, and interest rates which they use to identify those regions and individual countries offering the best investment opportunities.

o Examines financial market valuations to determine the most advantageous mix of stocks, bonds, and cash.

o    Selects   individual   securities  based  on  intensive   quantitative  and
     fundamental analysis.

Fund management will normally sell a security when it no longer represents good value, when greater risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio.

MAIN RISKS

The Fund is designed for investors who are willing to accept the risks of investing in both domestic and foreign securities. Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.

Investing in any foreign or domestic stock, including stock index futures, carries a degree of risk. Stock markets move up and down, which can cause temporary or lengthy fluctuations in the value of stocks in the Fund.

Several factors may affect the Fund's investments in bonds or bond index futures; these include: changes in interest rates, the credit-worthiness of

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PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns for the past 10 years. The Fund commenced operations on November 18, 1988.

During the period shown in the bar chart, the highest return for a quarter was 15.99% for the quarter ending 12/31/99. The lowest return for a quarter was -8.93% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 18.64%   5.21%  19.60%  -4.17%  19.28%  13.97%   9.93%  10.01%  22.35%  -6.60%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Global Fund

1 Year     5 Years     10 Years
-------------------------------
-6.60%      9.51%       10.39%

MSCI EAFE Index

1 Year     5 Years     10 Years
-------------------------------
-14.17%     7.14%        8.25%

S&P 500(R)Index

1 Year     5 Years     10 Years
-------------------------------
-9.10%      18.33%      17.45%

Salomon Non-U.S. Gov't. Bond Index

1 Year     5 Years     10 Years
-------------------------------
 9.64%      9.34%        9.18%

Lehman Bros. Gov't./Corp. Bond Index

1 Year     5 Years     10 Years
-------------------------------
10.10%      6.11%        7.35%

The "Comparative Returns" table compares the performance of the Fremont Global Fund to that of its benchmark indices: Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index; the Standard & Poor's 500(R) Composite Stock (S&P 500) Index; the Salomon Smith Barney Non-U.S. Government Bond Index; and the Lehman Brothers Gov't./Corp. Bond Index. (See "Investment Terms" on page 35 for a description of these indices.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
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GLOBAL ASSET ALLOCATION
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the bond issuers, and economic conditions.  Generally, when interest rates rise, the value of a bond will fall. These factors may lower the values of individual bonds or the entire bond portfolio.

Because the Fund's portfolio management team actively allocates money among different types of investments, investors are subject to the risk that the team's investment decisions may increase the potential for a loss, especially over short time periods.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
Deducted from Fund assets

Management Fees .............................................              0.60%
Distribution (12b-1) Fees ...................................               None
Other Expenses ..............................................              0.30%
   Total Annual Fund
      Operating Expenses ....................................              0.90%

+The Transfer Agent charges a $10 service fee on wire redemptions.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Global Fund

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
  $92        $287        $498       $1,108

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

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PORTFOLIO MANAGEMENT

The Fund is managed by a team of four portfolio managers (pictured) from Fremont Investment Advisors, Inc. On average, each of the managers has more than 20 years of investment experience.

In addition, eight sub-advisors manage portions of the Fund, each with a specific investment focus: Bee & Associates (a division of Denver Investment Advisors, LLC), international small cap stocks; Bridgewater Associates, Inc., global bonds; Capital Guardian Trust Company, international stocks; Delaware International Advisers, Ltd., international stocks; Kern Capital Management LLC, U.S. micro-cap stocks; Mellon Capital Management, S&P 500 Index stocks; Pacific Management Company, global bonds; and Sit Investment Associates, Inc., U.S. mid-cap stocks. For a discussion of the business experience of each of these sub-advisors, please turn to page 26.

[PHOTOS]
(Top) Nancy Tengler, Noel DeDora
(Bottom) Albert W. Kirschbaum, Alexandra Kinchen

WHY IS A "BENCHMARK" INDEX IMPORTANT?

Every mutual fund has to report its performance compared to a broad-based benchmark, such as the S&P 500(R) Index. Most often, the index tracks the performance of securities similar to those in which the fund invests.

A benchmark index can help investors judge how a fund has performed compared to an objective standard. When you compare your fund to the benchmark, remember that actively managed funds do not always invest in all the securities contained in an index. Therefore, a fund is likely to perform differently from its benchmark.

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                                                                               3
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FREMONT INTERNATIONAL GROWTH FUND
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OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont International Growth Fund seeks long-term capital appreciation by investing primarily in international stocks. Fund management focuses its investments on reasonably priced, high-quality companies that they believe are likely to grow over the long term.

Normally, Fund management will invest at least 90% of the Fund's total assets in securities of issuers based outside the U.S. The Fund will also include investments in at least three countries outside the U.S.

The Fund employs a unique multi-manager approach:

o The Fund's portfolio is divided into segments and independently managed by a team member.

o Portfolio managers benefit from far-reaching international research networks consisting of more than 65 investment professionals who annually visit approximately 10,300 firms in more than 62 countries around the world.

Fund management will normally sell a security when they believe that greater opportunities lie elsewhere or because of a significant change in the outlook for that security.

MAIN RISKS

The Fund is designed for investors who are willing to accept the risks of investing in foreign stocks. These risks include changing market conditions, economic and political instability, and changes in currency exchange rates.

Information on foreign companies is often limited, and financial information may be prepared following accounting rules that are different from those used by public companies in the United States.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

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PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 26.09% for the quarter ending 12/31/99. The lowest return for a quarter was -14.72% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1995    1996    1997    1998    1999    2000
  7.21%  13.01%  -8.38%   9.81%  57.30% -22.72%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont International Growth Fund

                       Since Inception
    1 Yr       5 Yrs       (3/1/94)
--------------------------------------
  -22.72%      6.68%         5.43%

MSCI EAFE Index

                            Since
    1 Yr       5 Yrs        3/1/94
--------------------------------------
  -14.17%      7.14%         6.76%

The table above compares the performance of the Fremont International Growth Fund to that of its benchmark index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. (See "Investment Terms" on page 35 for a description of the index.) Capital Guardian Trust Company began managing the Fund on March 1, 1998.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
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4
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INTERNATIONAL GROWTH
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FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              1.00%
Distribution (12b-1) Fees ...................................              0.25%
Other Expenses ..............................................              0.45%
      Total Annual Fund
      Operating Expenses ....................................              1.70%
   Less: Fees waived and
      Reimbursed++ ..........................................              0.20%
Net Operating Expenses ......................................              1.50%

+ The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 1.50%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont International Growth Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$153      $474      $818     $1,791

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

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PORTFOLIO MANAGEMENT

The Fremont International Growth Fund is managed by Sub-Advisor, Capital Guardian Trust Company. Capital Guardian is part of The Capital Group Companies organization, which traces its roots back to 1931. As of December 31, 2000, Capital Guardian managed over $120 billion in assets primarily for institutional investors.

The members of the portfolio management team (pictured) have an average of 24 years of international investment experience.

[PHOTOS]
(Top from Left) David I. Fisher, Lionel M. Sauvage, Nilly Sikorsky, Hartmut Giesecke, Robert Ronus, (Bottom from Left) Nancy J. Kyle, Rudolf M. Staehlin, Richard N. Havas, Arthur Gromadzki, and Christopher Reed

HOW DO SHAREHOLDERS BENEFIT FROM THE FUND'S MULTI-MANAGER APPROACH?

Portfolio   management   believes  that  the   multi-manager   approach   offers
International Growth Fund shareholders several advantages:

o    Diversification in investment styles.

o Close monitoring of every stock in the portfolio by the person who knows it best.

o Reduced overall portfolio volatility--over any given period, the Fund's performance will never be as good as that of the best performing segment of the portfolio or as bad as the worst.

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                                                                               5
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FREMONT EMERGING MARKETS FUND
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OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Emerging Markets Fund seeks long-term capital appreciation by investing in stocks of companies in emerging or developing countries.

Around the globe, many countries that once relied on agriculture, natural resources, or low-level manufacturing are developing growing industrial economies. The Fund seeks to identify the stocks of companies with good prospects for growth, trading at reasonable prices.

Fund management conducts rigorous fundamental research, including company visits, looking for management integrity and vision, coupled with rapid sustainable earnings growth.

The Fund will normally invest:

o At least 65% of its total assets in stocks of companies in emerging or developing countries.

o    In at least three emerging markets countries.

o In companies that earn at least 50% of their revenues from their activities in an emerging market country or that have at least 50% of their assets in these countries.

Fund management closely monitors the relative strength of a security. A decline in such may trigger a decision to sell.

MAIN RISKS

The Fund is designed for investors who are willing to accept the risks of investing in foreign stocks. These risks include changing market conditions, economic and political instability, and changes in currency exchange rates. Underdeveloped and developing countries have a greater risk of political and economic instability, which may cause the Fund's investments to exhibit greater price movement and may be harder to sell than investments in more developed markets.

The Fund is also subject to the risks associated with investments in newly emerging companies, such as fast-

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PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 42.09% for the quarter ending 12/31/99. The lowest return for a quarter was -26.09% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1997     1998     1999     2000
 10.40%  -38.27%   90.51%  -26.98%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Emerging Markets Fund

            Since Inception
 1 Yr.         (6/24/96)
---------------------------
-26.98%          -1.39%

MSCI EMF Index

                 Since
 1 Yr.          6/24/96
---------------------------
-30.61%         -0.06%

The table above compares the performance of the Fremont Emerging Markets Fund to that of its benchmark index, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index. (See "Investment Terms" on page 35 for a description of the index.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
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INTERNATIONAL AGGRESSIVE GROWTH
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changing  earnings,  competitive  conditions,  limited  earnings  history  and a reliance on a limited number of products. Information on these companies is often limited.

As a non-diversified fund, the Fund may make larger investments in individual companies. Therefore, the Fund's share price may be more volatile than the share price of a diversified fund.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              1.00%
Distribution (12b-1) Fees ...................................              0.25%
Other Expenses ..............................................              1.24%
   Total Annual Fund
      Operating Expenses ....................................              2.49%
   Less: Fees waived and
      Reimbursed++ ..........................................              0.99%
Net Operating Expenses ......................................              1.50%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 1.50%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Emerging Markets Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$153      $474      $818     $1,791

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

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PORTFOLIO MANAGEMENT

The Fremont Emerging Markets Fund is managed by Sub-Advisor BDT Investment Management Limited (BDT Invest). As of December 31, 2000, BDT Invest managed over $121 million in assets.

Henry Thornton, co-founder and CEO of BDT Invest, has managed the Fund since its inception in June 1996. He has over 15 years of experience in Asian and Emerging Market securities.

Prior to co-founding BDT Invest in June 2000, Mr. Thornton was employed as Head of Emerging Markets by the Fund's previous sub-advisor, CMG First State (Hong
Kong) LLC. As a result of a series of corporate acquisitions, three different firms: CMG First State (Hong Kong) LLC (1999-2000); Nicholas-Applegate Capital Management (Hong Kong) LLC (1997-1999); and Credit Lyonnais International Asset Management (HK) Limited (1996-1997) have served as sub-advisor to the Fund since its inception in 1996. Mr. Thornton was an employee of each sub-advisor and was responsible for management of the Fund.

[PHOTO]
Henry Thornton

WHAT IS AN "EMERGING MARKET" COUNTRY?

The Fund makes investments in stocks of companies in "emerging market" countries. These countries are typically characterized as less developed, with relatively small numbers of publicly held companies within them. Usually, emerging market countries have relatively low per-capita income levels, but are trying to improve the performance of their economies.

Some current examples of emerging countries are Thailand, Turkey, India, Poland, South Africa, Israel, the Philippines, South Korea, Taiwan and certain Latin American countries.

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                                                                               7
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FREMONT NEW ERA VALUE FUND
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OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont New Era Value Fund seeks long-term capital appreciation by investing in value stocks of large U.S. corporations. The Fund's investment process incorporates a modernized investment methodology called Relative Value Discipline to introduce a "new era" in value investing.

Unlike traditional value investing, this new discipline screens all large cap stocks--including those that do not pay dividends--to identify those that are relatively undervalued. Normally the Fund will invest at least 65% of its total assets in these large cap stocks.

Fund management follows their Relative Value Discipline to select stocks for the portfolio:

o Fund management looks at a stock's dividend yield or price-to-sales ratio compared to the market and its own price history.

o Stocks identified as undervalued are then examined to compare the strength of their business models and key financial indicators. This research may also include communication with corporate executives regarding the firm's plans, strategies, and future outlook.

Stocks are normally purchased when prices are low and the valuation discipline indicates value, while sales occur when the valuation discipline demonstrates over-valuation.

MAIN RISKS

The Fund is designed for investors who understand the risk of investing in stocks and realize that the value of the Fund's investments and its shares may decline due to a drop in the stock markets. These changes may occur over long or short periods of time, and may cause the Fund's shares to be worth more or less than they were at the time of purchase.

Because the Fund's portfolio managers actively buy and sell securities of the Fund, investors are subject to the risk that the investment decisions may increase the potential for a loss, especially over short periods.

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PERFORMANCE

The Fund commenced operations on 12/29/00. A total return bar chart and performance table will be provided once the Fund has completed a full calendar year of operations. The Standard & Poor's 500 Composite Stock Index will be used as the Fund's performance benchmark. (See "Investment Terms" on page 35 for a description of this index.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

8
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VALUE
--------------------------------------------------------------------------------

As a non-diversified fund, the Fund may make larger investments in individual companies. Therefore, the Fund's share price may fluctuate more than the share price of a diversified fund. Also, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              0.75%
Distribution (12b-1) Fees ...................................               None
Other Expenses++ ............................................              0.88%
   Total Annual Fund
      Operating Expenses ....................................              1.63%
   Less: Fees waived and
      Reimbursed+++ .........................................              0.43%
Net Operating Expenses ......................................              1.20%

+The Transfer Agent charges a $10 service fee on wire redemptions.++Based on estimated amounts for the current year. +++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 1.20%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont New Era Value Fund

1 Yr     3 Yrs
--------------
$122      $381

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont New Era Value Fund is managed by Fremont Investment Advisors, Inc. Nancy Tengler, president and CEO, is the portfolio manager of the Fund. The Fund is co-managed by Noel DeDora, managing director and senior portfolio manager.

Prior to joining Fremont Investment Advisors, Inc., in October, 2000, Ms. Tengler founded Global Alliance Value Investors, Ltd., in 1997 and served as the president and CIO. From 1994 to 1997, she was managing director and led the Value Equities Group for UBS Asset Management (NY) Inc. in San Francisco.

Mr. DeDora was executive vice president and senior portfolio manager of Global Alliance Value Investors, Ltd., from 1997 to October 2000. From 1994 to 1997, Mr. DeDora was managing director and senior portfolio manager at UBS Asset Management (NY) Inc. in San Francisco.

[PHOTOS]
Nancy Tengler, Noel DeDora

WHAT IS A STOCK'S "DIVIDEND YIELD"?

A dividend yield is the annual dividend that a stock pays, shown as a percentage of its current share price. The dividend yield percentage is one measure that a fund manager may use to determine whether a stock is undervalued.

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                                                                               9
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FREMONT STRUCTURED CORE FUND
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OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Structured Core Fund (formerly Fremont Growth Fund) seeks long-term capital appreciation by investing in the stocks of large U.S. companies. Normally, the Fund will invest at least 65% of its total assets in these large cap stocks.

With the help of quantitative analysis, Fund management seeks "growth at a reasonable price," meaning they look for stocks with superior growth prospects that are also good values. Their goal is to build a diversified portfolio with both growth potential and minimal risk.

When implementing this investment strategy, Fund management:

o Uses a sophisticated computer model to evaluate approximately 2,000 of the largest U.S. stocks.

o Identifies stocks that are relatively inexpensive and have rising earnings expectations.

o    Aims to keep the portfolio turnover rate below the industry average.

Fund management will normally sell a security when:

o    It is no longer reasonably priced,

o Lower growth forecasts negatively impact a stock's long-term growth potential, or

o    The stock substantially increases portfolio risk relative to the S&P 500.

MAIN RISKS

The Fund is designed for investors who understand the risks of investing in stocks and realize that the value of the Fund's investments and its shares may decline due to a drop in the stock markets.

The Fund intends to purchase stocks for the long term. However, sudden changes in the valuation, growth expectations, or risk characteristics, may cause the Fund to sell stocks after only a short holding period.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 22.13% for the quarter ending 12/31/98. The lowest return for a quarter was -13.42% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1993     1994     1995     1996     1997     1998     1999     2000
  6.41%    0.41%   33.60%   25.10%   28.96%   15.88%   17.19%   -8.14%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Structured Core Fund

                    Since Inception
 1 Yr     5 Yrs        (8/14/92)
-----------------------------------
-8.14%    15.00%         14.49%

S&P 500(R) Index

                         Since
 1 Yr     5 Yrs         8/14/92
-----------------------------------
-9.10%    18.33%         25.39%

The table above compares the performance of the Fremont Structured Core Fund to that of its benchmark index, the Standard & Poor's 500 Composite Stock (S&P 500) Index. (See "Investment Terms" on page 35 for a description of the index.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
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GROWTH/VALUE
--------------------------------------------------------------------------------

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              0.50%
Distribution (12b-1) Fees ...................................               None
Other Expenses ..............................................              0.37%
   Total Annual Fund
      Operating Expenses ....................................              0.87%

+The Transfer Agent charges a $10 service fee on wire redemptions.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Structured Core Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
 $89      $278      $482     $1,073

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont Structured Core Fund is managed by Fremont Investment Advisors, Inc. Debra L. McNeill, CFA, vice president, is the portfolio manager of the Fund.

Ms. McNeill has been with the Advisor since 1996. She was previously employed as a portfolio manager with C.M. Bidwell & Associates for over five years.

[PHOTO]
Debra L. McNeill, CFA

WHAT DO YOU MEAN BY "GROWTH AT A REASONABLE PRICE"?

Looking for "growth at a reasonable price" is one of several different approaches fund managers can use to help them pick which stocks to include in their portfolio. The Structured Core Fund's manager uses this approach to look for stocks for which she can answer "yes" to the following two questions:

o    Does the stock show signs of superior growth?

o Is the stock available at an attractive price relative to its long-term growth rate?

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
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FREMONT U.S. SMALL CAP FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont U.S. Small Cap Fund seeks long-term capital appreciation by investing in stocks of U.S. small cap companies. These companies have market capitalizations that, at the time of initial purchase, place them among the smallest 15% of companies listed on U.S. exchanges.

Normally, the Fund will invest at least 65% of its total assets in these U.S. small cap stocks. Fund management is committed to keeping a small cap focus for the overall portfolio, but is not obligated to sell a security that has appreciated beyond the small cap capitalization range.

Fund management utilizes a fundamental research process to identify small companies with superior growth potential. This process includes analyzing financial statements, meeting with key corporate decision-makers and investigating competitors.

Fund management will normally:

o Focus on business sectors where they believe the level of innovation is greatest, such as technology, health care, consumer, and services.

o Use fundamental analysis to identify small, relatively unknown, and financially sound companies that exhibit the potential to become much larger and more successful.

o Seek to invest in companies whose superior growth potential has not yet been fully reflected in the firm's stock price.

Fund management will normally sell a security when the company's fundamentals begin to deteriorate or its stock has become over-valued. Based on their judgement, they may sell some or all of a position to adjust a stock's overall weighting in the portfolio.

MAIN RISKS

This Fund is designed for investors who are willing to accept the risks of investing in small company stocks and initial public offerings. These risks include a relatively short earnings history, competitive conditions, and a reliance on a limited number of products.

Securities of these companies may have limited market liquidity (due, for example, to low trading volume), and may be subject to more abrupt or erratic market movements than larger

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 62.16% for the quarter ending 12/31/99. The lowest return for a quarter was -25.02% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1998     1999     2000
 17.63%   125.23% -26.86%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont U.S. Small Cap Fund

           Since Inception
  1 Yr        (9/24/97)
--------------------------
-26.86%         20.74%

Russell 2000 Index

                Since
  1 Yr         9/24/97
--------------------------
 -3.03%         11.88%

The table above compares the performance of the Fremont U.S. Small Cap Fund to that of its benchmark index, the Russell 2000 Index. (See "Investment Terms" on page 35 for a description of the index.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

AGGRESSIVE GROWTH
--------------------------------------------------------------------------------

companies.

The stocks of many small companies are traded on the over-the-counter (OTC) market rather than on the New York or American Stock Exchanges. Sometimes buyers and sellers of these stocks are difficult to find. As a result, the value of the Fund's investments, and its shares, may also be subject to rapid and significant price changes.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              1.00%
Distribution (12b-1) Fees ...................................              0.25%
Other Expenses ..............................................              0.58%
   Total Annual Fund
      Operating Expenses ....................................              1.83%
   Less: Fees waived and
      Reimbursed++ ..........................................              0.33%
Net Operating Expenses ......................................              1.50%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 1.50%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont U.S. Small Cap Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$153      $474      $818     $1,791

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont U.S. Small Cap Fund is managed by Sub-Advisor, Kern Capital Management LLC (KCM). KCM was founded in 1997 by Robert E. Kern Jr., president and CEO, and David G. Kern, executive vice president. As of December 31, 2000, KCM managed over $1.7 billion in assets.

David Kern, CFA, has been lead portfolio manager of the Fund since its inception in 1997. The Fund is co-managed by Bob Kern, Gregory A. Weaver, CFA, and Jamie Houde.

Prior to forming KCM, David Kern was employed as a portfolio manager for Founders Asset Management from 1995 to 1997. Bob Kern was employed as a portfolio manager by Morgan Grenfell Asset Management for 10 years.

Mr. Weaver, senior vice president, joined KCM in 1997 as senior research analyst and became a co-manager of the Fund in 2001. From 1996 to 1997, he was a micro-cap equity research analyst for Morgan Grenfell Asset Management.

Mr. Houde, senior vice president, joined KCM in 2001. From 1996 to 2001, Mr. Houde was employed by Zurich Scudder Investments as an equity research analyst.

[PHOTO]
David G. Kern

WHAT DOES "SMALL CAP" MEAN?

A "small cap" stock has a total stock market capitalization that places it among the smallest 15% of all publicly traded U.S. stocks. As of December 31, 2000, the market capitalizations of these stocks ranged from $10 million to $3.3 billion.

Generally, small cap companies are in the early stages of their development and have potential for rapid growth.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
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                                                                              13
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FREMONT U.S. MICRO-CAP FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont U.S. Micro-Cap Fund seeks long-term capital appreciation by investing in stocks of U.S. micro-cap companies. These companies have market capitalizations that, at the time of initial purchase, place them among the smallest 5% of companies listed on U.S. exchanges.

Normally, the Fund will invest at least 65% of its total assets in these U.S. micro-cap stocks. Fund management is committed to keeping a micro-cap focus for the overall portfolio, but is not obligated to sell a security that has appreciated beyond the micro-cap capitalization range.

Fund management seeks to identify companies early in their growth cycle. Emphasis is placed on those companies possessing a variety of characteristics, such as a leading market position, an entrepreneurial management team, and a focused business plan. They may also consider companies whose growth potential has been enhanced by new products, new market opportunities, or new management. To select stocks, Fund management:

o Focuses on business sectors where they believe the level of innovation is greatest, such as technology, health care, consumer, and services.

o Uses fundamental analysis to identify small, relatively unknown companies that exhibit the potential to become much larger and more successful.

o    Meets with corporate managers to discuss business plans and strategies.

Fund management will normally sell a security when the company's fundamentals begin to deteriorate or its stock has become over-valued. Based on their judgement, they may sell some or all of a position to adjust a stock's overall weighting in the portfolio.

MAIN RISKS

The Fund is designed for investors who are willing to accept the risks of investing in micro-cap companies. These risks may include a relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

Since these companies may still be dominated by their founder, they may lack depth of managerial talent.

Securities of these companies may have limited market liquidity (due, for example, to low trading volume), and may be subject to more abrupt or erratic market movements than larger companies.

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 49.70% for the quarter ending 12/31/99. The lowest return for a quarter was -29.02% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1995     1996     1997     1998     1999     2000
 54.04%   48.70%    6.99%    2.86%  129.50%  -10.62%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont U.S. Micro-Cap Fund

                     Since Inception
  1 Yr     5 Yrs        (6/30/94)
------------------------------------
-10.62%    27.39%         29.03%

Russell 2000 Index

                          Since
  1 Yr     5 Yrs         6/30/94
------------------------------------
 -3.03%    10.31%         12.90%

The table above compares the performance of the Fremont U.S. Micro-Cap Fund to that of its benchmark index, the Russell 2000 Index. (See "Investment Terms" on page 35 for a description of the index.)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AGGRESSIVE GROWTH
--------------------------------------------------------------------------------

The stocks of many micro-cap companies are traded on the over-the-counter (OTC) market rather than on the New York or American Stock Exchanges. Sometimes buyers and sellers of these stocks are difficult to find. As a result, the value of the Fund's investments and its shares may also be subject to rapid and significant price changes.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees++ ...........................................              1.57%
Distribution (12b-1) Fees ...................................               None
Other Expenses ..............................................               None
   Total Annual Fund
      Operating Expenses ....................................              1.57%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor receives a single management fee from the Fund and is obligated to pay all Fund expenses except extraordinary expenses and interest, brokerage commissions, and other transaction charges relating to the Fund's investment activities.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont U.S. Micro-Cap Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$160      $496      $855     $1,867

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont U.S. Micro-Cap Fund is managed by Sub-Advisor, Kern Capital Management LLC (KCM). KCM was founded in 1997, by Robert E. Kern, Jr., president and CEO, and David G. Kern, executive vice president. As of December 31, 2000, KCM managed over $1.7 billion in assets.

Bob Kern has been lead portfolio manager of the Fund since its inception in 1994. The Fund is co-managed by David Kern, CFA, Gregory A. Weaver, CFA, and Jamie Houde.

Prior to forming KCM, Bob Kern was employed as a portfolio manager by Morgan Grenfell Asset Management for 10 years, and David Kern was employed as a portfolio manager for Founders Asset Management from 1995 to 1997.

Mr. Weaver, senior vice president, joined KCM in 1997 as senior research analyst and became a co-manager of the Fund in 2001. From 1996 to 1997, he was a micro-cap equity research analyst for Morgan Grenfell Asset Management.

Mr. Houde, senior vice president, joined KCM in 2001. From 1996 to 2001, Mr. Houde was employed by Zurich Scudder Investments as an equity research analyst.

[PHOTO]
Robert E. Kern, Jr.

WHAT IS A "MICRO-CAP" STOCK?

A "micro-cap" stock has a total stock market capitalization that places it among the smallest 5% of publicly traded stocks in the United States. As of December 31, 2000, the market capitalizations of these stocks ranged from $10 million to $770 million.

The Fund's investment universe represents the least efficient segment of the equities market and is a breeding ground for entrepreneurial companies. Micro-cap companies typically receive less Wall Street research coverage than larger public companies. The key to successful micro-cap investing is identifying these up-and-coming companies before they are recognized by others.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
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                                                                              15
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FREMONT REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Real Estate Securities Fund seeks a combination of income and long-term capital appreciation by investing in stocks of companies principally engaged in the real estate industry. Normally, the Fund will invest at least 65% of its total assets in these types of companies.

Fund management believes that the commercial real estate industry is in the early stages of a major transformation. Many privately held real estate empires are being replaced by financially strong, well-managed, publicly traded companies which own and operate commercial property throughout the U.S.

In seeking its objective, Fund management carefully:

o Monitors factors such as real estate trends and industry fundamentals of the different real estate sectors including office, apartment, retail, hotel, and industrial.

o Selects stocks by evaluating each company's real estate value, quality of its assets, and management record for improving earnings and increasing asset value--relative to other publicly traded real estate companies.

Fund management will normally sell a stock when it appreciates to a premium to the underlying real estate value, or the anticipated return is not sufficient compared to the risk of continued ownership.

The Fund will close to new investors when it reaches 0.3% of the Real Estate Investment Trust (REIT) market capitalization. As of December 31, 2000 the REIT market capitalization was approximately $132 billion.

MAIN RISKS

Since the Fund invests in stocks issued by real estate companies, investors are subject to the risk that the real estate sector of the market, as well as the overall stock market, could decline.

There is also the risk that real estate stocks could be adversely affected by events such as rising interest rates or changes in income tax regulations. The Fund may invest in small capitalization REITs that can change rapidly in price.

As a non-diversified fund, the Fund may make larger investments in indi-

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 15.33% for the quarter ending 6/30/99. The lowest return for a quarter was -11.72% for the quarter ending 9/30/98. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1998     1999     2000
-17.75%    2.28%   11.23%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Real Estate Securities Fund

           Since Inception
  1 Yr        (12/31/97)
--------------------------
 11.23%         -2.19%

NAREIT Equity Index

                 Since
  1 Yr         12/31/97
--------------------------
 25.88%         -2.01%

The table above compares the performance of the Fremont Real Estate Securities Fund to that of its benchmark index, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index. (See "Investment Terms" on page 35 for a description of the index.) Lend Lease Rosen began managing the Fund on March 16, 2001.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GROWTH, INCOME, AND DIVERSIFICATION
--------------------------------------------------------------------------------

vidual companies. Therefore, the Fund's share price may fluctuate more than the share price of a diversified fund. Also, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              1.00%
Distribution (12b-1) Fees ...................................              0.25%
Other Expenses ..............................................              0.85%
   Total Annual Fund
      Operating Expenses ....................................              2.10%
   Less: Fees waived and
      Reimbursed++ ..........................................              0.60%
Net Operating Expenses ......................................              1.50%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 1.50%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Real Estate Securities Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$153      $474      $818     $1,791

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont Real Estate Securities Fund is managed by Sub-Advisor, Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen").

Lend Lease Rosen provides institutional investors and high net worth individuals with a research-driven approach to Real Estate Investment Trust (REIT) investments. The company manages $1.4 billion (as of March 2001) in separate accounts and commingled funds.

Dr. Kenneth P. Rosen, chief executive officer, and Michael A. Torres, president, are the portfolio managers for the Fund. Dr. Rosen has over 31 years of real estate research experience, focusing on quantitatively based regional economic and property market forecasts. Mr. Torres joined Lend Lease Rosen in 1995 and has over 15 years of real estate and securities research experience.

[PHOTOS]
Dr. Kenneth P. Rosen
Michael A. Torres

WHAT IS A "REIT"?

A Real Estate Investment Trust or "REIT" (pronounced reet) is a corporation or business trust that owns, manages and develops pools of properties--from apartments and office buildings to self-storage facilities--for the benefit of investors. Like a stock, publicly traded REIT shares are traded freely and may be listed on a major stock exchange.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
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                                                                              17
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FREMONT BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Bond Fund seeks to maximize total return consistent with the preservation of capital by investing in debt securities such as corporate, mortgage-backed, international, and government bonds. Normally, the Fund will invest at least 65% of its total assets in these types of bonds.

In its effort to provide consistently attractive returns, Fund management:

o Focuses on three- to five-year economic, demographic, and political forecasts to identify long-term interest rate trends.

o    Annually   updates  its   long-term   outlook  by   determining  a  general
     maturity/duration range for the portfolio in relation to the market.

o    Manages duration to help control risk.

o Invests primarily in securities rated Aa or AA, or better, by Moody's or Standard & Poor's, respectively, or those of comparable quality.

Fund management will normally sell a security when it no longer represents good value, when greater risk/return potential exist in an alternative position, or when the security no longer fits with the strategy of the portfolio.

MAIN RISKS

The Fund is designed for investors who are willing to accept the risks of investing in corporate, mortgage-backed, and government bonds. Bonds are subject to changes in value resulting from changes in interest rates. Generally, as interest rates rise, the value of a bond will fall.

Another risk of investing in bonds is that the issuer may be unable to make timely interest or principal payments. This credit risk also extends to bonds issued by foreign governments.

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 6.38% for the quarter ending 6/30/95. The lowest return for a quarter was -2.78% for the quarter ending 3/31/94. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1994     1995     1996     1997     1998     1999     2000
 -4.01%   21.24%    5.22%    9.71%    9.99%   -1.24%   12.77%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Bond Fund

                     Since Inception
  1 Yr     5 Yrs        (4/30/93)
------------------------------------
 12.77%    7.17%           7.31%

Lehman Bros. Aggregate Bond Index

                          Since
  1 Yr     5 Yrs         4/30/93
------------------------------------
 11.84%    6.23%           6.65%

The table above compares the performance of the Fremont Bond Fund to that of its benchmark index, the Lehman Brothers Aggregate Bond Index. (See "Investment Terms" on page 35 for a description of the index.) Pacific Investment Management Company began managing the Fund on March 1, 1994.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

18
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--------------------------------------------------------------------------------

INCOME
--------------------------------------------------------------------------------

Changes in interest rates, the credit-worthiness of the bond issuers, and economic conditions may lower the value of individual bonds or the entire bond portfolio. From time-to-time it may be difficult to sell certain bonds in a timely manner and this could negatively impact the price of those bonds.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees ..............................................             0.40%
Distribution (12b-1) Fees ....................................              None
Other Expenses ...............................................             1.50%
   Total Annual Fund
      Operating Expenses .....................................             1.90%
   Less: Fees waived and
      Reimbursed++ ...........................................             0.05%
Net Operating Expenses .......................................             1.85%
Net Operating Expenses excluding
   Interest Expense ..........................................             0.62%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to waive 0.05% of the 0.15% administrative fee. However, this waiver may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Bond Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
$188      $582    $1,001     $2,169

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

The Fremont Bond Fund is managed by Sub-Advisor, Pacific Investment Management Company (PIMCO). William H. Gross, portfolio manager of the Fund since March 1994, is a founder and managing director of PIMCO. He has 29 years of professional fixed-income investment experience.

In addition to serving as the sub-advisor to the Fremont Bond Fund, PIMCO manages over $215 billion in fixed-income investments for institutional clients as of December 31, 2000.

[PHOTO]
William H. Gross

WHAT DO "MATURITY" AND "DURATION" MEAN?

A bond's "maturity" is the date by which a bond issuer promises to repay the principal amount of the bond.

"Duration" measures how bond prices change in response to interest rate changes. Keeping duration at a relatively moderate level can help control risk inherent in a bond fund.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
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                                                                              19
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--------------------------------------------------------------------------------

FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont California Intermediate Tax-Free Fund seeks to provide income that is free from both federal income taxes and California state income taxes. The Fund typically invests in intermediate-term California municipal bonds, and is intended for investment by California residents.

Normally, the Fund will invest at least 80% of its net assets in California municipal securities with a quality comparable to the four highest ratings categories of Moody's or Standard & Poor's. The average maturity of these intermediate-term securities is normally 3-10 years.

Fund management seeks to achieve its objective by:

o Identifying interest rate trends and shortening duration when interest rates are rising, and lengthening it when interest rates are coming down.

o Focusing on those market sectors and individual securities believed to be undervalued.

Securities are normally purchased and held to maturity. However, Fund management may sell a security in order to increase the portfolio's yield or when the quality rating of a security has deteriorated.

MAIN RISKS

The Fund is designed for investors who are California residents. Since the
Fund concentrates its investments in California municipal securities, the value of an investment will be affected by factors that impact the California economy or its political, geographic, and demographic conditions. The value of individual bonds or the entire portfolio may be adversely impacted by changes that impact the ability of the state or local governments to impose taxes or authorize spending.

Changes in interest rates or the credit-worthiness of individual bond issuers may also depress the value of individual bonds or the entire bond portfolio. Generally, when interest rates rise, the value of a bond will fall. Occasionally it may be difficult to sell certain bonds in a timely manner and this could negatively impact the price of those bonds.

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns.

During the period shown in the bar chart, the highest return for a quarter was 6.41% for the quarter ending 3/31/95. The lowest return for a quarter was -4.05% for the quarter ending 3/31/94. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 10.71%   7.30%   9.95%  -4.90%  14.89%   4.06%   7.27%   5.71%  -0.96%   8.78%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont California Intermediate
Tax-Free Fund

  1 Yr     5 Yrs     10 Yrs
---------------------------
  8.78%    4.91%      6.14%

Lehman Bros. 5-Yr. State G.O. Index

  1 Yr     5 Yrs     10 Yrs
---------------------------
  7.67%    4.96%      6.08%

The table above compares the performance of the Fremont California Intermediate Tax-Free Fund to that of its benchmark index, the Lehman Brothers 5-Year State General Obligation Index. (See "Investment Terms" on page 35 for a description of the index.) Rayner Associates, Inc. began managing the Fund on August 1, 1998.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX-FREE INCOME
--------------------------------------------------------------------------------

As a non-diversified fund, the Fund may make larger investments in individual bond issuers or in issues of a single governmental unit. Therefore, the Fund's share price may fluctuate more than the share price of a diversified fund. Also, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

There is the risk that you may lose money on your investment. For more information on this and other investment risks, please turn to page 24.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              0.36%
Distribution (12b-1) Fees ...................................               None
Other Expenses ..............................................              0.34%
   Total Annual Fund
      Operating Expenses ....................................              0.70%
   Less: Fees waived and
      Reimbursed++ ..........................................              0.21%
Net Operating Expenses ......................................              0.49%

+The Transfer Agent charges a $10 service fee on wire redemptions. ++The Advisor is indefinitely obligated by contract to limit the Fund's expenses to 0.49%. However, this limit may be changed with the approval of the Board of Directors.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont California Intermediate
Tax-Free Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
 $50      $157      $274      $616

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont California Intermediate Tax-Free Fund is managed by Sub-Advisor, Rayner Associates, Inc. Arno A. Rayner is the chairman of the Board of Directors of Rayner Associates and William C. Williams is the senior vice president of the firm. Both have served as portfolio managers at the firm since its founding in 1977, and now act as co-managers of the Fund.

As of December 31, 2000, Rayner Associates managed over $156 million in fixed income assets for private and public clients.

[PHOTO]
Arno A. Rayner

IMPORTANT TAX NOTE:

A portion of the Fund's distribution may be subject to federal, state, or local taxes, or the alternative minimum tax (AMT).

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

FREMONT MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGY

The Fremont Money Market Fund seeks to maximize current income consistent with preservation of capital and liquidity. The Fund invests primarily in high quality short-term money market instruments with maturities of 397 days or less.

Fund management believes it can deliver consistently superior performance by:

o    conducting independent research;

o    managing maturities; and

o    careful trading.

As it seeks to meet its objective, Fund management attempts to:

o    Determine short-term interest rate trends.

o Adjust average portfolio maturity to take advantage of interest rate forecasts. Generally, average maturity is shortened if interest rates are projected to trend higher, and lengthened if interest rates are projected to fall.

o Identify opportunities presented by companies offering higher yields than similarly rated firms.

Fund management bases purchase decisions on maturity relative to portfolio target and current yield, and will sell a security if more attractive alternatives are identified.

MAIN RISKS

An investment in the Fremont Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the net asset value at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information on investment risks, please turn to page 24.

--------------------------------------------------------------------------------

PERFORMANCE

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance shown is for complete calendar year annual returns for the past 10 years. The Fund commenced operations on November 18, 1988.

During the period shown in the bar chart, the highest return for a quarter was 1.67% for the quarter ending 3/31/91. The lowest return for a quarter was 0.64% for the quarter ending 3/31/94. Past performance is no indication of future performance.

ANNUAL PERFORMANCE

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  6.04%   3.37%   2.64%   3.96%   5.87%   5.28%   5.43%   5.41%   4.94%   6.13%

COMPARATIVE RETURNS

Average Annual Total Returns for the periods ended December 31, 2000

Fremont Money Market Fund

  1 Yr     5 Yrs     10 Yrs
---------------------------
  6.13%    5.44%      4.90%

Money Fund Report First Tier Taxable Prime Average

  1 Yr     5 Yrs     10 Yrs
---------------------------
  5.63%    4.94%      4.50%

The table above compares the performance of the Fremont Money Market Fund to that of its benchmark index, the Money Fund Report First Tier Taxable Prime Average. (See "Investment Terms" on page 35 for a description of the index.)

Yield  Information

You can obtain the Fund's current 7-day yield any time by calling 800.548.4539 (press 3).

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INCOME
--------------------------------------------------------------------------------

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees+ (None)

Annual Fund Operating Expenses
   Deducted from Fund assets

Management Fees .............................................              0.21%
Distribution (12b-1) Fees ...................................               None
Other Expenses ..............................................              0.21%
   Total Annual Fund
      Operating Expenses ....................................              0.42%

+The Transfer Agent charges a $10 service fee on wire redemptions.

EXAMPLE

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

Fremont Money Market Fund

1 Yr     3 Yrs     5 Yrs     10 Yrs
-----------------------------------
 $43      $135      $235      $530

This example assumes:

o You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.

o    Your investment has a 5% return each year and all dividends are reinvested.

o    The Fund's operating expenses remain the same.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fremont Money Market Fund is managed by Fremont Investment Advisors, Inc. Norman Gee, vice president, is the senior portfolio manager of the Fund.

Mr. Gee has over 20 years of professional money market investment experience. He has served as portfolio manager of the Fund since its inception on November 18, 1988.

[PHOTO]
Norman Gee

IMPORTANT MONEY MARKET FUND FEATURES

The Fremont Money Market Fund has three features that should be of interest to people who have money to invest over the short term:

o Share price of $1.00 - The Fund is committed to maintaining a net asset value of $1.00 per share.

o    Monthly dividends - dividends are calculated daily and paid monthly.

o    Checkwriting - checks are free; a $250 minimum applies.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

UNDERSTANDING INVESTMENT RISK
--------------------------------------------------------------------------------

GENERAL RISKS OF INVESTING

All Funds

o Market Risk: The market value of individual securities may go up or down, sometimes rapidly and unpredictably. These changes may occur over long or short periods of time, and may cause a Fund's shares to be worth more or less than they were at the time of purchase. Market risk could apply to individual securities, a segment of the market, or the market overall.

o Liquidity Risk: From time to time, certain Fund investments may be illiquid, or difficult to sell, and this could affect performance. If, for example, a Fund is not able to sell certain stocks or bonds at the desired time and price, this may limit its ability to buy other securities.

o Portfolio Turnover: The Funds generally intend to purchase securities for long-term investment rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, the manager needs to raise cash or feels that the investment has served its purpose. Also, stocks or bonds may be sold sooner than anticipated due to unexpected changes in the markets, or in the company that issued the securities. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

     A high portfolio turnover rate may result in higher costs relating to brokerage commissions, dealer mark-ups and other transaction costs. The sale of securities may also create taxable capital gains.

o Temporary Defensive Measures: From time to time, a Fremont mutual fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, a Fund cannot pursue its stated investment objective while taking these defensive measures.

--------------------------------------------------------------------------------

RISKS OF INVESTING IN FOREIGN SECURITIES

Global Fund, International Growth Fund, Emerging Markets Fund, and Bond Fund

o Currency Risk: A Fund's portfolio may be affected by a change in the rate of exchange from local currencies to U.S. dollars or if a counterparty to a forward currency contract were unable to meet its obligation. Changes in exchange rates could reduce or even eliminate profits made on the investments in securities.

o Political and Economic Risk: A Fund's portfolio may be affected by social, political, or economic events occurring in the home countries of the issuers. Underdeveloped and developing countries may have relatively unstable governments and economies based on only a few industries. There is the possibility that government action or a change in political control in one or more of these countries could adversely affect the value of a Fund's portfolio.

o Information Risk: Companies in foreign countries are generally not subjected to the same accounting, auditing, and financial standards as U.S. companies. Their financial reports may not reflect the same information on the company as would be available in the U.S.

o Foreign Market Risk: Certain countries may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In certain markets there may not be protection against failure by other parties to complete transactions. Foreign stock exchanges may be less stringent in overseeing companies than those in the U.S.

     Additionally, the costs to buy and sell securities, including brokerage commissions, taxes, and custodian fees, are generally higher in foreign markets than for transactions in the U.S. markets.

o Euro Conversion Risk: Several European countries, including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain, adopted a single uniform currency known as the "euro," effective January 1, 1999. As further European countries adopt the euro, the Funds and the Advisor will work with the providers of services to the Funds in the areas of clearance and settlement of trades to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken by the Funds or the Advisor will be sufficient to avoid any adverse impact on the Funds.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

--------------------------------------------------------------------------------

ABOUT THE ADVISOR
--------------------------------------------------------------------------------

RISKS OF INVESTING IN BONDS

Global Fund, Bond Fund, and California Intermediate Tax-Free Fund

o Interest Rate Risk: Fixed-rate debt securities will usually decline in value as interest rates rise, which will result in a decline in the value of a Fund.

o Credit Risk: A Fund's value may decline if any of the bonds it holds decrease in value because the issuer is unable to make interest or principal payments on the debt.

o Pre-payment Risk: If the principal amount of a mortgage-backed or other asset-backed security is paid off early, the fund may not be able to reinvest the proceeds at a comparable interest rate.

--------------------------------------------------------------------------------

RISKS OF INVESTING IN REAL ESTATE SECURITIES

Real Estate Securities Fund

o Real Estate Securities Risk: The Fremont Real Estate Securities Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to general securities markets risks) because of its policy of concentrating investments in the securities of companies in the real estate industry. Certain REITs have relatively small capitalizations, which may tend to increase the volatility of the market price of securities issued by such REITs. Rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. In addition, mortgage REITs may be affected by the ability of borrowers to repay the debt extended by the REIT on time. Equity REITs may be similarly affected by the ability of tenants to pay rent. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified.

--------------------------------------------------------------------------------

FREMONT INVESTMENT ADVISORS, INC

Fremont Investment Advisors, Inc. (referred to as the "Advisor"), located at 333 Market Street, Suite 2600, San Francisco, California, provides Fremont Mutual Funds (the "Funds") with investment management and administrative services. The Advisor was formed in 1986 by a group of investment professionals that served as the in-house investment management team for Bechtel Group, Inc., the global engineering firm.

These professionals have provided investment management services to the Bechtel Retirement Plan and the Bechtel Foundation since 1978. The Advisor now manages investments for institutions and individuals, in addition to continuing to service the Bechtel Group. The Advisor's Investment Committee oversees the portfolio management of the Funds.

What a Sub-Advisor Does

In addition to directly managing some of the Funds, the Advisor has hired investment management firms (referred to as "sub-advisors") to manage the portfolios of certain funds. Sub-advisors are used to provide shareholders with access to world-class investment talent usually available only to the largest institutional investors. Even though the Advisor may hire sub-advisors, the Advisor may choose to manage all or a portion of each Fund's portfolio directly. Sub-advisors are paid by the Advisor and not by the Funds.

In 1996, the Funds and the Advisor obtained from the Securities and Exchange Commission an order that permits the Advisor to hire and terminate sub-advisors, and modify sub-advisory agreements without the prior approval of shareholders. The Funds' Board of Directors reviews and approves the hiring of new sub-advisors. If the Advisor hires a new sub-advisor or materially changes a sub-advisory agreement, the Advisor will notify shareholders of all changes, including sub-advisory fees.

Kern Capital Management LLC, the sub-advisor to the Fremont U.S. Micro-Cap and Small Cap Funds, and a portion of the Fremont Global Fund, is partially owned by the Advisor.

Additional Information on the Fremont Global Fund

The following details the business experience of the investment managers representing the Fremont Global Fund's eight sub-advisors:
                                                           (continued next page)

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------

ABOUT THE ADVISOR
--------------------------------------------------------------------------------

Adam D. Schor, CFA, chief investment officer, manages Bee & Associates' portion of the Global Fund's assets. Mr. Schor joined Bee & Associates in 1997 as portfolio manager and became chief investment officer in August 1999. From 1993 to 1997, he worked at Harris Associates where he covered various geographic regions as portfolio manager for the Oakmark International Fund.

Bridgewater Associates, Inc's portion of the Global Fund's assets is managed by a team of portfolio managers and investment specialists.

The Capital Guardian Trust Company's (CGTC's) portion of the Global Fund is managed by a team of portfolio managers with an average of 24 years of international investing experience. CGTC is part of The Capital Group Companies organization, which traces its roots back to 1931.

Delaware International Adviser's portion of the Global Fund's assets is managed by their Equity Strategy Committee, a team led by Clive A. Gillmore, deputy managing director and head of the Emerging Markets and Small Cap Team. Mr. Gillmore joined Delaware International as a portfolio manager in 1990 after eight years of investment experience.

Kern Capital Management LLC (KCM) was founded in 1997 by Robert E. Kern, Jr., president and chief executive officer, and David G. Kern, CFA, executive vice president. Prior to forming KCM, Bob Kern was employed as a portfolio manager by Morgan Grenfell Asset Management for ten years. David Kern was employed as a portfolio manager for Founders Asset Management, from 1995 to 1997. Gregory A. Weaver, senior vice president, joined KCM in 1997 as senior research analyst and became a co-manager of the Fund in 2001. From 1996 to 1997, he was a micro-cap research analyst for Morgan Grenfell Asset Management. Jamie Houde, senior vice president, joined KCM in 2001. From 1996 to 2001, Mr. Houde was employed by Zurich Scudder Investments as an equity research analyst.

Susan M. Ellison, CFA, managing director, equity portfolio management, manages Mellon Capital's portion of the Global Fund's assets. Ms. Ellison has 13 years of investment experience and manages 18 portfolio managers and staff, who are responsible for $64 billion in U.S. and International equity portfolios.

William  Powers,  managing  director,   manages  Pacific  Investment  Management
Company's (PIMCO's) portion of the Global Fund's assets. Mr. Powers has been employed by PIMCO for over 10 years.

Eugene C. Sit, CFA, CPA founded Sit Investment Associates, Inc. (SIA) in 1981. Since the company's founding, he has served as chief investment officer, overseeing all investment decisions made by SIA's equity investment team.

Management Fees

--------------------------------------------------------------------------------

This table shows the management fee paid to the Advisor over the past fiscal year:

-----------------------------------------------------------------------------------------
FREMONT FUND                    ANNUAL RATE   FREMONT FUND                    ANNUAL RATE
-----------------------------------------------------------------------------------------
Global                             0.60%      U.S. Micro-Cap                     1.57%+
International Growth               1.00%      Real Estate Securities             1.00%
Emerging Markets                   1.00%      Bond                               0.40%
Structured Core (formerly Growth)  0.50%      California Intermediate Tax-Free   0.36%
U.S. Small Cap                     1.00%      Money Market                       0.21%

+The Advisor receives a single management fee from the Fund and is obligated to pay all Fund expenses except extraordinary expenses and interest, brokerage commissions, and other transaction charges relating to the Fund's investment activities.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

26
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SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE

Once you choose the mutual funds that are right for you, you should choose the type of account you want to invest in. Fremont offers you a variety of accounts designed for your investment needs. Review the types of accounts described below to find the account that is best for you.

---------------------------------------------------------------------------------------------------------
ACCOUNT TYPE        PURPOSE                                      DESCRIPTION
---------------------------------------------------------------------------------------------------------
Individual          For your general investment needs.           Individual accounts are owned by one
                                                                 person.
---------------     ----------------------------------------     ----------------------------------------

Joint Tenants       For the general investment needs of two      Joint tenant accounts are owned by more
                    or more people.                              than one person.
---------------     ----------------------------------------     ----------------------------------------

Gift To Minor       To invest for a minor's education or         Gift or Transfer to Minor (UGMA/UTMA)
                    other future needs.                          custodial accounts provide a way to
                                                                 invest on behalf of a minor.
---------------     ----------------------------------------     ----------------------------------------

Trust               For money being invested by a trust,         The trust or plan must be established
                    employee benefit plan, or profit-sharing     before an account can be opened.
                    plan.
---------------     ----------------------------------------     ----------------------------------------

Corporation,        For investment needs of corporations,        You will need to provide a certified
Partnership or      associations, partnerships,                  corporate resolution with your
Other Entity        institutions, or other groups.               application.

---------------------------------------------------------------------------------------------------------
Retirement Accounts These accounts require a specific application. To order, call 800.548.4539.
---------------------------------------------------------------------------------------------------------

Traditional         Allows you to make deductible or             This type of retirement account allows
IRA                 non-deductible contributions to your         anyone under age 701 1/42 with earned
                    retirement account, and defer paying         income to save up to $2,000 per tax
                    taxes on your earnings until after you       year. If your spouse has less than
                    withdraw the money from your                 $2,000 in earned income, he or she may
                    account--usually after retirement.           still contribute up to $2,000 to an IRA,
                                                                 as long as you and your spouse's
                                                                 combined earned income is at least
                                                                 $4,000.
---------------     ----------------------------------------     ----------------------------------------

Roth IRA            Allows you to make non-deductible            Single taxpayers with Adjusted Gross
                    contributions to your retirement account     Income (AGI) up to $95,000 per year, and
                    today, and withdraw your earnings            married couples with AGI up to $150,000
                    tax-free after you are 591 1/42 and have     per year, may contribute up to $2,000
                    had the account for at least 5 years.        each, or $4,000 per couple,
                                                                 respectively, per year.
---------------     ----------------------------------------     ----------------------------------------

Simplified          Allows owners and employees of small         SEP-IRAs allow small business owners or
Employee            businesses with fewer than 5 employees       those with self-employment income to
Pension Plan        to invest tax-deferred for retirement.       make tax-deductible contributions of up
(SEP-IRA)                                                        to 15% of the first $160,000 of
                                                                 compensation per year for themselves and
                                                                 any eligible employees.
---------------     ----------------------------------------     ----------------------------------------

Simple IRA          Allows owners and employees of small         This type of IRA must be established by
                    businesses with 5 to 99 participants to      an employer (including a self-employed
                    invest tax-deferred for retirement.          person). SIMPLE IRAs enable all
                                                                 employees of the employer to invest up
                                                                 to $6,000 of pre-tax income, deferring
                                                                 taxes until retirement. The employer is
                                                                 also generally required to make a
                                                                 contribution for each employee who
                                                                 elects to contribute.
---------------     ----------------------------------------     ----------------------------------------

Other                                                            A Fremont Mutual Fund may be used as an
Retirement                                                       investment in many other kinds of
Plans                                                            employer-sponsored retirement plans. All
                                                                 of these accounts need to be established
                                                                 by the trustee of the plan.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                                                                              27
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SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

HOW TO INVEST

There are a number of ways to invest with Fremont. The minimum initial investment is $2,000 for a regular account and $1,000 for an IRA. Establish an Automatic Investment Plan when opening an account and Fremont will waive the new account minimum.

---------------------------------------------------------------------------------------------------------
INVESTMENT METHOD   TO OPEN AN ACCOUNT                           TO ADD TO YOUR INVESTMENT
---------------------------------------------------------------------------------------------------------
By Mail             Mail in an Account Application with your     Mail your check or money order payable
                    check or money order payable to Fremont      to Fremont Mutual Funds for $100 or
                    Mutual Funds. Fremont will not accept        more.
                    third party checks.
---------------     ----------------------------------------     ----------------------------------------

By Telephone        Use the Telephone Exchange Privilege to      Use the Telephone Exchange Privilege to
(Telephone          move $2,000 or more ($1,000 for IRAs)        move your investment from one Fremont
Exchange            from an existing Fremont fund account        fund to another. Please note that
Privilege)          into a new, identically registered           exchanges between funds in
                    account. To use the Telephone Exchange       non-retirement accounts are subject to
                    Privilege, you must first sign up for        capital gains taxes.
                    the privilege by checking the
                    appropriate box on your Account
                    Application. After you sign up, please
                    allow time for Fremont to open your
                    account.
---------------     ----------------------------------------     ----------------------------------------

By Telephone                       --                            Transfer money from your bank to your
(Autobuy                                                         Fremont account by telephone. You can
Program)                                                         sign up for this privilege on your
                                                                 Account Application or by completing an
                                                                 Account Maintenance form.
---------------     ----------------------------------------     ----------------------------------------

By Wire                            --                            Call 800.548.4539 (press 6) to request
                                                                 bank routing information for wiring your
                                                                 money to Fremont. Not available for IRA
                                                                 accounts.
---------------     ----------------------------------------     ----------------------------------------

By Automatic                       --                            Use the Automatic Investment Plan to
Investment Plan                                                  move money ($50 minimum) from your
                                                                 financial institution (via Automated
                                                                 Clearing House) to your Fremont account
                                                                 once or twice each month.

                                                                 For more information about the Automatic
                                                                 Investment Plan, see the text
                                                                 immediately below. To participate, call
                                                                 to request an Account Maintenance form.
---------------------------------------------------------------------------------------------------------

Fremont Makes It Easy to Invest

The Automatic Investment Plan

This convenient service allows you to automatically transfer money once or twice a month from your pre-designated bank account to your Fremont account.

o    The amount of the monthly investment must be at least $50.

o Open your account with the Automatic Investment Plan, and we will waive the new account minimum.

o If your transfer date falls on a weekend or holiday, we will process the transaction on the previous business day.

To change the amount or frequency of your automatic investments, or to stop future investments, you must notify us in writing or by calling 800.548.4539. We must receive your request at least 5 days prior to your next scheduled investment date.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

28
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SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

What You Should Know When Making an Investment

How a mutual fund is priced

A Fund's net asset value, or NAV, is the price of a single share. The NAV is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the total by the number of shares outstanding.

The Fund's NAV is calculated after the close of trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each day that the exchange is open for trading ("Closing Time").

The Money Market Fund values its assets based on an amortized cost method which approximates value. This method is not affected by changes in the market.

All other Fremont funds value their portfolio securities and assets using price quotes from the primary markets in which they are traded. If prices are not readily available, values will be determined using a method adopted by the Funds' Board of Directors. These values may be higher or lower than the securities' closing prices in their relevant markets.

Pricing foreign securities

Values of foreign securities are translated from the local currency into U.S. dollars using that day's exchange rates. Because of the different trading hours in various foreign markets, the calculation of NAV does not take place at the same time as the determination of the prices of many foreign securities held by the Funds. These timing differences may have a significant effect on a Fund's NAV.

When an order to buy (or sell) is considered received

Your investment and your application must both be received by Closing Time in order for you to receive that day's price.

All orders  received  after  Closing Time will be processed  with the next day's
NAV.

An order is considered received when the completed application (for a new account) or information identifying the account, plus any required documents, and the investment is received in good order by PFPC, Inc., Fremont's transfer agent.

Other purchasing policies

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Fremont Mutual Funds does not accept third party checks, temporary checks, cash, credit cards, or credit card checks.

If you purchase shares by check, and then you sell those shares, the payment may be delayed until your purchase check has cleared.

If Fremont receives notice of insufficient funds for a purchase made by check or Autobuy, the purchase will be canceled and you will be liable for any related losses or fees the Fund or its transfer agent incurs.

During times of extreme market volatility, it may be difficult to purchase shares by telephone. Fremont will do its best to accommodate all shareholders, but you should consider using overnight mail if you find that you are unable to get through on the telephone.

Abusive trading practices

Fremont does not permit excessive short-term trading, market-timing, or other abusive trading practices in our Funds. These practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Funds and their shareholders, Fremont reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. Fremont defines abusive trading practices as making six or more complete exchanges--into and out of--one fund within a 12-month period.

Fremont also reserves the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the Internet or phone privileges when making purchases and exchange requests or account inquiries.

Fremont may modify exchange privileges by giving 60 days' written notice to shareholders.

Distribution plan fees

Several of the Fremont Funds have adopted a plan under Rule 12b-1 that allows the Fund to pay for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Investing through other investment firms

You may purchase or redeem shares of the Funds through authorized broker-dealers, banks, or other financial institutions. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. These institutions also may charge for their services or place limitations on the extent to which you may use the services offered by Fremont Mutual Funds.

The Funds may compensate third-party service providers who perform shareholder servicing normally performed by the Funds.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                                                                              29
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SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

HOW TO SELL YOUR SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next calculated NAV, or share price, after your request, along with all required documents and/or forms described on page 32, are received by the transfer agent.

When you sell your shares, you may choose one of the selling methods described in the table below, as well as how you would like to receive your money.

Fremont has put several safeguards in place which are intended to protect the interests of our shareholders. By providing all the information requested when you sell your shares, you help us to complete your order in as timely a manner as possible.

--------------------------------------------------------------------------------------------------
SELLING METHOD                   FEATURES AND REQUIREMENTS
--------------------------------------------------------------------------------------------------
By Mail                          Mail your instructions to:     If you are using overnight mail:
                                 Fremont Mutual Funds, Inc.     Fremont Mutual Funds, Inc.
                                 Shareholder Services           c/o PFPC
                                 P.O. Box 9769                  4400 Computer Drive
                                 Providence, RI 02940-9769      Westborough, MA 01581-5120
----------------------------     -----------------------------------------------------------------

By Telephone (Telephone          The Telephone Redemption Privilege allows you to redeem your
Redemption Privilege)            shares by phone. You must make your telephone redemptions by
                                 Closing Time to receive that day's price. You must provide written authorization to add this privilege to your account prior to making the request.
----------------------------     -----------------------------------------------------------------

By Automatic Withdrawal Plan     The Automatic Withdrawal Plan (explained more fully below) lets you set up automatic monthly, quarterly, or annual redemptions from your account in specified dollar amounts ($100 minimum). To establish this feature, complete an Account Maintenance form which is available on-line at www.fremontfunds.com or by calling
                                 800.548.4539.

--------------------------------------------------------------------------------

How would you like to receive your money?

o    By Check - Your check will be sent by regular mail to your address on file.

o    By Wire - There is a $10 service fee.

o By Electronic Transfer - Please allow 3 business days. Before placing your order, check to make sure that your financial institution can receive electronic transfers made through the Automated Clearing House.

--------------------------------------------------------------------------------

Special Services Available

Automatic Withdrawal Plan

This convenient service allows you to arrange to receive as little as $100 from a Fremont account on either a monthly, quarterly, or annual basis. There is currently no charge for this service, but there are several policies you should be aware of:

o Redemptions made by check or electronic transfer will be made on the date you indicate when you set up an Automatic Withdrawal Plan on your account.

o If the withdrawal date falls on a weekend or holiday we will process the transaction on the prior business day.

o    You may also request automatic exchanges of a specified dollar amount.

Wire Transfer

You may wish to wire the proceeds of a redemption from your Fremont account to another financial institution. If you wire money from your Fremont account, shares from your Fremont account are sold on the day we receive your instructions (if you call before the Closing Time).

Generally, the wire transfer is processed the next business day. The money should arrive at your financial institution the same day the wire is sent.
                                                           (continued next page)

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

30
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SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Special Services Available (cont.)

In order to use the wire redemption feature, bank account instructions must be established prior to the request. You may authorize the wire privilege on your new account application, or by written instruction with a signature guarantee, and provide Fremont with bank account instructions. A $10 fee applies each time you wire money from your Fremont account.

Check Redemption Privilege

The Fremont Money Market Fund, the Fremont Bond Fund, and the Fremont California Intermediate Tax-Free Fund offer check redemption privileges, except for retirement accounts. Please note that:

o    There is no charge for the checks.

o    The check must be written for at least $250.

o On the date that the check is presented for payment, the amount of the check will be deducted from your account.

o    You may not close your account by writing a check.

--------------------------------------------------------------------------------

What You Should Know Before Redeeming Shares

How we determine the redemption price

The price at which your shares will be redeemed is determined by the time of day Fremont's transfer agent, or another authorized agent, receives your redemption request.

If a request is received before Closing Time, the redemption price will be the Fund's net asset value reported for that day. If a request is received after Closing Time, the redemption price will be the Fund's net asset value reported for the next day the market is open.

How to redeem at today's price

If you have signed up for the Telephone Redemption Privilege, you may call in your redemption request before Closing Time to receive that day's share price. Or, you may arrange to have your written redemption request, with a signature guarantee, if required, and any supporting documents, delivered to PFPC, Inc., Fremont's transfer agent, before Closing Time.

Redemptions in Kind

In extreme conditions, there is a possibility that Fremont may honor all or some of a redemption amount as a "redemption in kind." This means that you could receive some or all of your redemption in readily marketable securities held by the Fund. You would also be responsible for paying any broker commissions.

About redemption checks

Normally, redemption proceeds will be mailed within three days after your redemption request is received although it can take up to 10 days. Fremont may withhold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase.
                                                           (continued next page)

--------------------------------------------------------------------------------

REDEMPTION CHECKLIST:

Fremont would like to fulfill your request to sell shares as quickly as possible. Here are reminders to help you avoid some of the common problems that can delay the sale process:

o Include all your account information - your name, the fund's name, and your account number.

o Provide your preferred redemption method - check, wire, or electronic transfer.

o Specify the dollar amount or number of shares you are redeeming. For IRA accounts, specify the percent of your holdings that you would like withheld for taxes.

o Have all account owners sign the letter of instruction - if you send us a letter of instruction, make sure that all account owners have signed the letter requesting the sale.

o Have signature(s) guaranteed when needed - review the signature guarantee requirements on page 32. Be sure to obtain a signature guarantee if your sale meets those requirements.

--------------------------------------------------------------------------------

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                                                                              31
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What You Should Know Before Redeeming Shares (cont.)

Redemption checks are made payable to the shareholder(s) of record; if you wish for the check to be made payable to someone other than the account owners, you must submit your request in writing, and the signatures of all shareholders of record must be guaranteed. For more information about a "signature guarantee," please see below.

If your account balance falls below $1,500, the Fund has the right to redeem your shares after giving you 60-days' notice.

When you can't redeem

Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

During times of extreme market volatility, it may be difficult to sell shares by telephone. Fremont will do its best to accommodate all shareholders, but you should consider using overnight mail if you find that you are unable to get through by telephone.

When additional documentation is required

Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may require documentation in addition to the redemption request. For more information, please call 800.548.4539.

When you need a signature guarantee

Certain requests must include a Medallion Signature Guarantee, which is designed to protect you and Fremont from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

o    You wish to redeem more than $50,000 worth of shares.

o The check is being mailed to an address different from the one on your account (address of record).

o    The check is being made payable to someone other than the account owner.

o You are requesting us to set up an Automatic Withdrawal Plan on your account.

o    You are instructing us to change your bank account information.

o If you wish to exchange from one Fremont Fund into another which is registered differently.

The signature guarantee may be waived for exchanges requested at a Fremont Investor Center if proper identification is provided.

How to obtain a signature guarantee

You should be able to obtain a Medallion Signature Guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

If you would like more information about the signature guarantee, or would like to sign up for the Telephone Redemption Privilege after you have already opened your account, please call 800.548.4539.

--------------------------------------------------------------------------------

Monitoring Your Investment

There are a variety of ways to track your mutual fund investment. Most major newspapers carry daily mutual fund listings, and you can also find daily prices on the Fremont Funds Web site at www.fremontfunds.com 24 hours a day.

You can check fund prices, your account balances, and process transactions by calling our 24-hour automated line at 800.548.4539.

Statements & Reports

In addition, you will receive statements and reports regarding your account on a regular basis:

o Confirmation statements will be sent when you make a transaction in your account or change your account registration.

o Quarterly statements for all Fremont funds, with account information as of the end of March, June, September and December.

o    Annual and Semi-Annual Reports for shareholders.

You can request duplicate statements or copies of your historical account information by calling 800.548.4539.

Account Access on the Internet

Shareholders can use our secure Web site at www.fremontfunds.com to:

o    Check current account balances;

o    View a portfolio;

o    Buy, exchange, or sell shares (some restrictions may apply);

o    View previous transactions; and

o    Order duplicate statements or reorder checkbooks.

Our Web site also provides fund performance, distribution schedules, forms and other in-depth information to help shareholders. At times, our Web site may contain supplemental information that is more current than that provided in our prospectus.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

32
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SHAREHOLDER GUIDE
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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends and capital gains distributions help your investment grow

A Fund pays dividends based on the income that it has received from its investments. The dividends may be taxed as ordinary income. Capital gains distributions occur when a Fund pays out gains realized on the sale of investment securities.

When you open a taxable account, you should specify on your application how you would like to receive your dividends and capital gains distributions.

As an investor, there are five different ways you can choose to receive dividends and distributions:

o Automatically reinvest all dividends and capital gains distributions in additional shares.

o    Receive all distributions of income dividends and capital gains in cash.

o Receive income dividends in cash and accept short-term and long-term capital gains distributions in additional shares.

--------------------------------------------------------------------------------
FREMONT FUND                                  DIVIDENDS            DISTRIBUTIONS
--------------------------------------------------------------------------------
Global                                        Quarterly              Annually
International Growth                          Annually               Annually
Emerging Markets                              Annually               Annually
New Era Value                                 Annually               Annually
Structured Core (formerly Growth)             Annually               Annually
U.S. Small Cap                                Annually               Annually
U.S. Micro-Cap                                Annually               Annually
Real Estate Securities                        Quarterly              Annually
Bond                                          Monthly                Annually
California Intermediate Tax Free              Monthly                Annually
Money Market                                  Monthly                Annually
--------------------------------------------------------------------------------

o Automatically reinvest income distributions and receive short-term and long-term gains distributions in cash.

o Invest all dividends and capital gains distributions in another Fremont Mutual Fund owned through an identically registered account.

If circumstances change after you make your selection, you can always change your options by calling 800.548.4539.

Policies and Procedures

If you are under age 591 1/42, cash distributions from an IRA are subject to income taxes and penalties. Therefore, all distributions for IRA accounts are automatically reinvested. After age 591 1/42, you may request payment of distributions in cash.

When you reinvest dividends and distributions, the reinvestment price is the Fund's NAV at the close of business on the payable date.

Your Tax ID Number is required

If you have not provided a correct taxpayer identification number, usually a Social Security number, the Fund is required by the Internal Revenue Service
(IRS) to withhold 31% from any dividend and/or redemption that you receive.

--------------------------------------------------------------------------------

Tax Considerations

Tax planning is essential

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is tax-deferred or tax-exempt (for example, an IRA or an employee benefit plan account), the information on these two pages does not apply. If your account is not tax-deferred or tax-exempt, however, you should be aware of these tax rules.

Distributions may be taxable

A distribution is a payout of realized investment gains on securities in a Fund's portfolio. When, for example, a Fund sells a stock at a profit, that profit has to be recorded for tax purposes, combined with all the other profits made that year, and distributed to shareholders based on the number of shares held.

Your capital gains distributions are taxed at different rates, depending on how long the Fund owned the security. Long-term capital gains are those from securities held more than 12 months, and short-term capital gains are from securities held less than 12 months.

Distributions are subject to federal income tax, and may also be subject to state or local taxes.
                                                           (continued next page)

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

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Tax Considerations (cont.)

Distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Capital gains are federally taxable

For federal tax purposes, each Fund's:

o Income and short-term capital gains distributions are taxed as dividends, meaning that you'll pay tax at your marginal tax rate on this amount;

o Long-term capital gains distributions are taxed as long-term capital gains (currently at a maximum of 20%).

Tax reporting

Every year, Fremont will send you and the IRS a statement, called a Form 1099-DIV, showing the amount of each taxable distribution you received in the previous year.

Taxes on transactions

A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Your redemptions--including exchanges between funds--are subject to capital gains tax.

Foreign income taxes

Dividends and interest from foreign issuers earned by a fund may be subject to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. These taxes are paid by the fund, not by you personally.

Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors.

U.S. shareholders may be entitled to a credit or deduction for foreign income taxes paid by Fremont's global and international funds.

Real Estate Investment Trust taxes

Real Estate Investment Trusts, or REITs, do not provide complete information about the taxability of their distributions until after the calendar year-end. For this reason the Fremont Real Estate Securities Fund may request permission each year from the IRS to extend the deadline for issuing Form 1099-DIV to February 28.

--------------------------------------------------------------------------------

Rule 12b-1 Fees

The International Growth Fund, Emerging Markets Fund, U.S. Small Cap Fund and the Real Estate Securities Fund have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under that Plan, the Funds are authorized to pay the Advisor, as Distribution Coordinator, a fee for the sale and distribution of its shares. The maximum annual amount of the fee authorized is 0.25% of each of the Fund's average daily net assets. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Global Fund, New Era Value Fund, Structured Core Fund (formerly Growth Fund), U.S. Micro-Cap Fund, Bond Fund, California Intermediate Tax-Free Fund and the Money Market Fund do not have a Rule 12b-1 Plan and therefore do not pay any 12b-1 fees.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

--------------------------------------------------------------------------------

INVESTMENT TERMS
--------------------------------------------------------------------------------

Advisor - A firm that provides investment management and administrative services, in this case, Fremont Investment Advisors, Inc.

Automated Clearing House (ACH) - An outside service provider for Fremont Mutual Funds that transfers money between Fremont and other participating financial institutions.

Benchmark Index - A recognized measure of performance, of stock or bond markets. All mutual funds are required to have a relevant benchmark index, so that investors have a standard by which to judge fund performance over time.

Bond - An IOU issued by a government agency, municipality or private firm. The buyer of a bond is effectively loaning money to the bond issuer, who agrees to pay back the loan on a certain date in the future, and make interest payments during the life of the loan.

Bond Quality - Bonds are rated for their degree of investment risk, or credit-worthiness. Generally, a bond issuer that is considered less credit worthy must pay a higher interest rate to attract buyers. Ratings range from AAA (highly unlikely to default) to D (in default).

Broker-Dealer - A firm that is licensed to carry out a securities transaction. Examples would be Charles Schwab or E*Trade.

Capital Gain - The sale price of an investment less the original purchase price. If the number is positive there is a gain. For example, if a fund manager buys 10,000 shares of Stock A for $2,000,000 and later sells the same 10,000 shares for $3,000,000, the result is a capital gain of $1,000,000 ($3,000,000 -
$2,000,000 = $1,000,000).

o Short-Term Gains - Capital gains on securities held for less than 12 months.

o    Long-Term Gains - Capital gains on securities held for more than 12 months.

Closing Time - When regular session trading closes on the New York Stock Exchange, usually 4:00 p.m. Eastern time, but sometimes earlier.

Distribution - A payout of realized capital gains on the securities in a Fund's portfolio. Generally, once a year each Fremont Mutual Fund calculates the profits it has made that year on the sale of securities, adds all other profits, and distributes the profits to the fund's investors based on the number of shares they hold.

Dividend - The payout of income earned on an investment to a  shareholder.  Like
other  mutual  funds,   Fremont  Mutual  Funds  periodically  pay  dividends  to
shareholders based on the income received from investments.

Duration - Measures how sensitive a bond's price is to interest rate changes.

Emerging Market - A less developed market in a country with a low per capita income.

Forward Contract - An agreement to purchase or sell a certain quantity of an investment (such as government bonds) at an agreed upon price on a specified date in the future.

Global - Refers to a mutual fund or investment strategy that invests all over the world, including the United States.

Index Futures - An agreement to purchase or sell a certain quantity of all the securities that make up an index (such as the stocks that comprise the S&P 500 Index) at an agreed upon price on a specified date in the future.

Interest Rate - The rate that a borrower pays a money lender for the use of money. If the issuer of a bond (a government or corporation, for example) pays $1,200 per year for a $10,000 bond, the interest rate is 12%.

Intermediate-Term - For bonds, a bond that matures most commonly in 3 to 10 years.

International - Refers to a mutual fund or investment strategy that invests outside the United States.

Lehman Brothers Aggregate Bond Index - An index of U.S. investment grade fixed-rate bond market, including both government and corporate bonds.

Lehman Brothers Government/ Corporate Bond Index - An index of all investment grade government and corporate bonds with a maturity between 1 and 10 years.

Liquidity - The ability to buy or sell an investment quickly without affecting its price.

Market Capitalization (Market Cap) - The market value of a corporation's stock, determined by multiplying the number of stock shares issued by the market price of a share of stock. Investment managers often use market capitalization as one investment criterion, requiring, for example, that a company have a market capitalization of $100 million or more to qualify as a potential investment.

Maturity - A bond's "maturity" is the date by which a bond issuer promises to repay the principal amount of the bond.

Money Fund Report Averages - Based on the 30-day average percentage yield on all highly rated taxable money market funds reported in the Money Fund Report, a service of iMoneyNet, Inc. (formerly IBC Financial Data).

Money Market - The market for short-term debt instruments (such as certificates of deposit, U.S. Treasury bills and discount notes issued by federal

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

government agencies).

Moody's Investors Service (Moody's) - a nationally recognized statistical rating organization which evaluates the creditworthiness of bond issuers in terms of their capacity and willingness to meet a financial commitment on a bond or commercial paper.

Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index - Composed of all publicly traded stocks issued by 22 countries, including Argentina, Brazil, Chile, Greece, India, Israel, Malaysia, Mexico, the Philippines, Poland, and Thailand.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - Composed of all of the publicly traded stocks in 20 developed non-U.S. markets. Among the countries included are Australia, France, Germany, Italy, Japan, Singapore, Spain and the United Kingdom.

Mutual Fund - An investment company that pools the money of many people to invest in any of a variety of different types of securities. A mutual fund offers investors the advantages of investment diversification and professional management.

Non-Diversified Mutual Fund - A mutual fund that is allowed by its prospectus to make large investments in a relatively small number of stocks or bonds.

NAREIT (National Association of Real Estate Investment Trusts) Index - Measures the share price performance of all Real Estate Investment Trusts (REIT) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The index is weighted to reflect the total market value of the REITs included.

Net Asset Value (NAV) - The price of a single fund share. Calculated by adding up the value of all the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

No-Load Mutual Fund - A type of mutual fund that does not impose a charge for purchasing or redeeming shares, so that all of your money goes to work for you.

Portfolio - An investor's or a Fund's combined holdings.

Portfolio Turnover - The percentage of the dollar value of the portfolio which is replaced each year. This is calculated by dividing the total purchases or sales for the year, whichever is less, by the average assets for the year.

Real Estate Investment Trust (REIT) - A corporation or business trust that owns, manages and/or develops pools of properties - from apartments and office buildings to self-storage facilities for the benefit of investors. Like a stock, publicly traded REIT shares are traded freely and may be listed on a major stock exchange.

Redemption - The act of selling shares of a mutual fund.

Russell 2000 Index - Composed of the 2000 smallest stocks in the Russell 3000 Index, and is widely regarded in the industry as the premier measure of small cap stock performance.

Russell 3000 Index - Composed of the 3000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market.

Salomon Smith Barney Non-U.S. Government Bond Index - Tracks the performance of the government bond markets of Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the United Kingdom.

Security - A type of investment whose authenticity is attested to by a legal document. Stocks, bonds, options and warrants are examples of a security. A stock certificate signifies partial ownership of a corporation. A bond demonstrates that the possessor is owed money by a corporation or government body.

Signature Guarantee - A security measure that confirms your identity, required for certain transactions in order to reduce fraud. For these transactions, signatures must be guaranteed by an "eligible guarantor" - a bank, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A notary public is not an acceptable guarantor.

S&P 500(R) Composite Stock Price Index - A widely-recognized unmanaged index of 500 common stock prices.

Standard & Poor's Rating Services (S&P) - A national recognized statistical rating organization which evaluates the creditworthiness of an issuer in terms of its capacity and willingness to meet a financial commitment on a bond or commercial paper. Stock - A share of ownership in a corporation.

Sub-Advisor - A firm hired by the advisor of a fund to manage or co-manage that fund's investment portfolio.

Transfer Agent - The service provider retained by a mutual fund company to keep shareholder records, manage the flow of shareholders' funds, and resolve administrative issues. Wire - A method of transferring money between your Fremont account and another financial institution using the Federal Reserve Wiring System.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

                              FINANCIAL HIGHLIGHTS

The financial highlights of the Funds presented here and the pages following have been audited by PricewaterhouseCoopers, LLP, independent accountants. Their report covering each of the five fiscal years in the period ended October 31, 2000, is included in the Fund's Annual Report.

FREMONT GLOBAL FUND                                                      Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD            $   14.75     $   14.13     $   14.16     $   15.11     $   14.24
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .39           .41           .34           .45           .39
      Net realized and unrealized gain                   .89          1.89           .17          1.31          1.49
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                    1.28          2.30           .51          1.76          1.88
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.54)         (.50)         (.25)         (.52)         (.44)
      From net realized gains                          (1.97)        (1.18)         (.29)        (2.19)         (.57)
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                           (2.51)        (1.68)         (.54)        (2.71)        (1.01)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   13.52     $   14.75     $   14.13     $   14.16     $   15.11
                                                   =========     =========     =========     =========     =========
TOTAL RETURN                                            8.86%        17.37%         3.62%        13.01%        13.72%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $ 799,490     $ 686,808     $ 631,165     $ 665,747     $ 572,150
   Ratio of expenses to average net assets2              .90%          .86%          .85%          .85%          .87%
   Ratio of net investment income
      to average net assets                             2.54%         2.85%         2.80%         2.66%         2.66%
   Portfolio turnover rate                               112%          113%           75%           48%           71%

FREMONT INTERNATIONAL GROWTH FUND                                        Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD            $   13.01     $   10.34     $   10.37     $   10.40     $    9.72
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                        --8           --8          .05           .02          (.02)
      Net realized and unrealized gain (loss)           (.28)         3.69           .03          (.02)          .71
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                    (.28)         3.69           .08            --           .69
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.02)         (.01)           --            --          (.01)
      From net realized gains                           (.58)        (1.01)         (.11)          .03            --
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                            (.60)        (1.02)         (.11)          .03          (.01)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   12.13     $   13.01     $   10.34     $   10.37     $   10.40
                                                   =========     =========     =========     =========     =========
TOTAL RETURN                                           (2.54)%1      38.70%1         .80%1        -.01%         7.07%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $  86,517     $  59,974     $  41,623     $  38,643     $  35,273
   Ratio of net expenses to average net assets2         1.50%         1.50%         1.50%         1.50%         1.50%
   Ratio of gross expenses to average net assets2       1.70%         1.74%         1.65%         1.50%         1.50%
   Ratio of net investment income (loss)
      to average net assets                             -.04%          .04%          .53%          .34%         -.20%
   Portfolio turnover rate                                43%           76%          106%           95%           74%

For footnote references, see "Notes to Financial Highlights" on page 42.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

FREMONT EMERGING MARKETS FUND                                            Year Ended October 31           Period from
------------------------------------------------------------------------------------------------------    6/24/96 to
                                                      2000          1999          1998          1997       10/31/96
                                                      ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $    8.02     $    5.89     $    9.58     $    9.62     $   10.00
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                      (.04)         (.04)          .09           .17           .10
      Net realized and unrealized gain (loss)            .33          2.17         (3.64)         1.03          (.41)
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                     .29          2.13         (3.55)         1.20          (.31)
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.34)           --            --          (.06)         (.07)
      From net realized gains                             --            --          (.14)        (1.18)           --
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                            (.34)           --          (.14)        (1.24)         (.07)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $    7.97     $    8.02     $    5.89     $    9.58     $    9.62
                                                   =========     =========     =========     =========     =========
TOTAL RETURN1                                           2.85%        36.16%       -37.59%        12.55%        -3.12%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $  13,001     $  11,588     $   8,742    $  12,175      $   3,772
   Ratio of net expenses to average net assets2         1.50%         1.50%         1.50%          .26%           --%*
   Ratio of gross expenses to average net assets2       2.49%         2.77%         2.34%         2.63%         4.95%*
   Ratio of net investment income (loss)
      to average net assets                             -.29%         -.70%          .99%         2.04%         3.32%*
   Portfolio turnover rate                               147%          148%          135%          208%            7%

FREMONT U.S. MICRO-CAP FUND                                              Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $   28.36     $   16.34     $   22.69     $   19.63     $   14.34
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                       .02          (.18)         (.25)         (.10)         (.04)
      Net realized and unrealized gain (loss)          13.03         17.94         (4.86)         5.60          5.83
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                   13.05         17.76         (5.11)         5.50          5.79
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.02)           --            --            --            --
      From net realized gains                          (6.40)        (5.74)        (1.24)        (2.44)         (.50)
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                           (6.42)        (5.74)        (1.24)        (2.44)         (.50)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   34.99     $   28.36     $   16.34     $   22.69     $   19.63
                                                   =========     =========     =========     =========     =========
TOTAL RETURN                                           46.07%       110.46%      (23.45)%        28.80%1       41.46%1

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $ 825,973     $ 300,503     $ 120,016     $ 171,507     $ 102,481
   Ratio of net expenses to average net assets3         1.57%         1.82%         1.94%         1.88%         1.96%
   Ratio of gross expenses to average net assets3       1.57%         1.82%         1.94%         1.90%         2.22%
   Ratio of net investment income (loss) to
      average net assets                                 .06%         -.97%        -1.22%         -.67%         -.51%
   Portfolio turnover rate                               117%          164%          170%          125%           81%

For footnote references, see "Notes to Financial Highlights" on page 42.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

                              FINANCIAL HIGHLIGHTS

FREMONT U.S. SMALL CAP FUND  Year Ended October 31                                         Period from
----------------------------------------------------------------------------------------    9/24/97 to
                                                      2000          1999          1998       10/31/97
                                                      ----          ----          ----       --------
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $   15.74     $    8.87     $    9.57     $   10.00
                                                   ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                      (.08)         (.02)         (.04)          .02
      Net realized and unrealized gain (loss)           4.42          7.49          (.66)         (.42)
                                                   ---------     ---------     ---------     ---------
         Total investment operations                    4.34          7.47          (.70)         (.40)
                                                   ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                           --            --           --4         (.02)
      From net realized gains                          (1.38)         (.60)           --4         (.01)
                                                   ---------     ---------     ---------     ---------
         Total distributions                           (1.38)         (.60)           --4         (.03)
                                                   ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   18.70     $   15.74     $    8.87     $    9.57
                                                   =========     =========     =========     =========
TOTAL RETURN1                                          27.75%        84.60%        -7.29%        -4.06%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $  72,067     $  29,579     $   7,367     $   5,350
   Ratio of net expenses to average net assets2         1.50%         1.50%         1.50%         1.50%*
   Ratio of gross expenses to average net assets2       1.83%         2.15%         2.85%         3.32%*
   Ratio of net investment income (loss)
      to average net assets                             -.45%         -.75%         -.52%         1.81%*
   Portfolio turnover rate                               148%          161%          273%            8%

FREMONT STRUCTRED CORE (FORMERLY GROWTH FUND)                            Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $   15.70     $   15.56     $   14.96     $   15.02     $   13.06
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .10           .14           .20           .20           .10
      Net realized and unrealized gain                   .98          3.20           .87          3.43          2.65
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                    1.08          3.34          1.07          3.63          2.75
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.11)         (.16)         (.17)         (.22)         (.08)
      From net realized gains                          (1.08)        (3.04)         (.30)        (3.47)         (.71)
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                           (1.19)        (3.20)         (.47)        (3.69)         (.79)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   15.59     $   15.70     $   15.56     $   14.96     $   15.02
                                                   =========     =========     =========     =========     =========
TOTAL RETURN                                            7.18%        24.24%         7.30%        29.26%        22.06%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $ 124,030     $ 142,759     $ 159,375     $ 147,641     $  78,624
   Ratio of net expenses to average net assets           .87%          .82%          .82%          .85%          .92%
   Ratio of net investment income to
      average net assets                                 .58%          .82%         1.25%         1.44%          .75%
   Portfolio turnover rate                                68%           80%          111%           48%          129%

For footnote references, see "Notes to Financial Highlights" on page 42.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

FREMONT REAL ESTATE SECURITIES FUND                 Year Ended October 31    Period from
--------------------------------------------------------------------------   12/31/97 to
                                                      2000          1999       10/31/98
                                                      ----          ----       --------
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $    7.51     $    7.98     $   10.00
                                                   ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .43           .35           .19
      Net realized and unrealized gain (loss)            .35          (.34)        (2.07)
                                                   ---------     ---------     ---------
         Total investment operations                     .78           .01         (1.88)
                                                   ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.43)         (.39)         (.14)
      From net realized gains                             --            --            --
      Return of capital distribution                    (.07)         (.09)           --
                                                   ---------     ---------     ---------
         Total distributions                            (.50)         (.48)         (.14)
                                                   ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $    7.79     $    7.51     $    7.98
                                                   =========     =========     =========
TOTAL RETURN1                                          10.59%         -.07%       -18.78%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $  25,829     $  31,499     $  33,482
   Ratio of net expenses to average net assets2,6       1.50%         1.50%         1.09%*
   Ratio of gross expenses to average net assets2,6     2.10%         1.88%         1.80%*
   Ratio of net investment income to
      average net assets                                5.51%         4.32%         4.10%*
   Portfolio turnover rate                                91%          198%          196%

FREMONT BOND FUND                                                        Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $    9.66     $   10.44     $   10.23     $    9.99     $   10.13
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .61           .60           .60           .67           .67
      Net realized and unrealized gain (loss)            .15          (.60)          .41           .25           .11
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                     .76            --          1.01           .92           .78
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.69)         (.60)         (.62)         (.66)         (.70)
      From net realized gains                             --          (.18)         (.18)         (.02)         (.22)
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                            (.69)         (.78)         (.80)         (.68)         (.92)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $    9.73     $    9.66     $   10.44     $   10.23     $    9.99
                                                   =========     =========     =========     =========     =========
TOTAL RETURN1                                           8.33%          .01%        10.31%         9.54%         8.18%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $ 227,450     $ 184,435     $ 228,001     $  90,302     $  70,577
   Ratio of net expenses to average net assets2,7       1.83%9         .60%          .60%          .61%          .68%
   Ratio of gross expenses to average net assets2,7     1.90%          .67%          .72%          .76%          .83%
   Ratio of net investment income to average
      net assets                                        6.44%         6.01%         5.92%         6.40%         6.82%
   Portfolio turnover rate                               176%          298%          256%          191%          154%

For footnote references, see "Notes to Financial Highlights" on page 42.

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

                              FINANCIAL HIGHLIGHTS

FREMONT MONEY MARKET FUND                                                Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .06           .05           .05           .05           .05
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                     .06           .05           .05           .05           .05
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.06)         (.05)         (.05)         (.05)         (.05)
      From net realized gains                             --            --            --            --            --
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                            (.06)         (.05)         (.05)         (.05)         (.05)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   =========     =========     =========     =========     =========
TOTAL RETURN1                                           5.99%         4.89%         5.45%         5.39%         5.34%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $ 707,992     $ 760,950     $ 717,291     $ 433,152     $ 329,652
   Ratio of net expenses to average net assets5          .42%          .37%          .29%          .30%          .31%
   Ratio of gross expenses to average net assets5        .42%          .42%          .44%          .45%          .46%
   Ratio of net investment income to
      average net assets                                5.80%         4.83%         5.33%         5.26%         5.22%

CALIFORNIA INTERMEDIATE TAX-FREE FUND                                    Year Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                      2000          1999          1998          1997          1996
                                                      ----          ----          ----          ----          ----
SELECTED PER SHARE DATA
   for one share outstanding during the period

   NET ASSET VALUE, BEGINNING OF PERIOD            $   10.67     $   11.25     $   10.99     $   10.80     $   10.86
                                                   ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                              .50           .51           .51           .51           .52
      Net realized and unrealized gain (loss)            .21          (.58)          .26           .20          (.03)
                                                   ---------     ---------     ---------     ---------     ---------
         Total investment operations                     .71          (.07)          .77           .71           .49
                                                   ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
      From net investment income                        (.51)         (.51)         (.51)         (.51)         (.52)
      From net realized gains                             --4           --            --          (.01)         (.03)
                                                   ---------     ---------     ---------     ---------     ---------
         Total distributions                            (.51)         (.51)         (.51)         (.52)         (.55)
                                                   ---------     ---------     ---------     ---------     ---------
   NET ASSET VALUE, END OF PERIOD                  $   10.87     $   10.67     $   11.25     $   10.99     $   10.80
                                                   =========     =========     =========     =========     =========
TOTAL RETURN1                                           6.78%         -.68%         7.16%         6.75%         4.63%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $  62,800     $  63,919     $  64,011     $  64,309     $  51,156
   Ratio of net expenses to average net assets2          .49%          .45%          .47%          .49%          .51%
   Ratio of gross expenses to average net assets2        .70%          .64%          .67%          .69%          .73%
   Ratio of net investment income to
      average net assets                                4.70%         4.59%         4.55%         4.72%         4.86%
   Portfolio turnover rate                                13%            6%            9%            6%            6%

For footnote references, see "Notes to Financial Highlights" on page 42.

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                         NOTES TO FINANCIAL HIGHLIGHTS

The following notes are being used as referenced items in the Financial Highlights of the Funds presented on pages 37 through 41.

1 Total return would have been lower had the advisor not waived and/or reimbursed expenses.

2 The Advisor waived and/or reimbursed some of its fees for the Funds. Prior to December 11, 1999, the waivers have been voluntary. The Advisor is now contractually obligated to limit fund expenses. However, these limits may be changed by the Board of Directors. For the Bond Fund and the Money Market Fund, all fees waived in the past cannot be recouped in the future.

     Ratios of expenses have been disclosed both before and after the impact of these various waivers and/or reimbursements under each Fund's Financial Highlights table.

     For the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund, the Real Estate Securities Fund, and the California Intermediate Tax-Free Fund, to the extent management fees are waived and/or other expenses are reimbursed by the Advisor, a Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following that reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as not inconsistent with the best interests of the Fund.

     For the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund, and the Real Estate Securities Fund, the Advisor contractually limited the total operating expenses to 1.50% of average net assets.

     For the Bond Fund, the Advisor contractually waived 0.05% out of the 0.15% administrative fee beginning on March 1, 1999.

     For the California Intermediate Tax-Free Fund, the Advisor contractually limited the total operating expenses to 0.49% of average net assets beginning March 1, 1999.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund, and the Real Estate Securities Fund have adopted a plan of distribution under which the Funds may directly compensate the Advisor for certain distribution-related expenses. The annual limitation for compensation to the Advisor pursuant to the plan of distribution is 0.25% of a Fund's average daily net assets. All payments are reviewed by the Board of Directors.

3 Management fees were voluntarily waived from February 1, 1995 to January 8, 1997. Under the terms of the Advisory agreement, the Advisor receives a single management fee from the U.S. Micro-Cap Fund, and is obligated to pay all expenses of the Funds except extraordinary expenses (as determined by a majority of the disinterested directors) and interest, brokerage commissions, and other transaction charges relating to the investing activities of those Funds.

4    Distributions are less than $.01 per share.

5 Administrative fees were voluntarily waived in their entirety prior to March 1, 1999.

6    Operating expenses were voluntarily limited to 0.50% prior to July 1, 1998.

7 Administrative fees were voluntarily waived in their entirety prior to March 1, 1998.

8    Less than $0.01.

9 Ratio of net expenses to average net assets excluding interest expense is 0.62%.

*    Annualized

FREMONT MUTUAL FUNDS                                CALL TOLL FREE: 800.548.4539

--------------------------------------------------------------------------------

Fremont's Privacy Statement

Fremont Mutual Funds, Inc. is committed to protecting your personal information. Privacy and security are fundamental elements of Fremont's commitment to service. We understand the importance you place on protecting information that personally identifies you or your investment account. We refer to all this data as "personal information," which includes, but is not limited to your:

o    First and last name                o    Social Security Number
o    Physical address, zip code         o    Birth date
o    Email address                      o    Phone and fax numbers
o    Account number                     o    Account type
o    Account balance                    o    Fund name(s)

Fremont does not sell personal information about our customers or former customers to anyone. We will only share personal information as needed within our organization and with non-affiliated third parties as stated in this Privacy Statement, unless we give you additional notice or ask for your permission.

In the course of business Fremont may provide your personal information to the following parties:

     Service Providers: Fremont may share your personal information with authorized service providers who need this information to perform services related to processing your requests and transactions. In general, these service providers consist of custodians, transfer agents, authorized broker-dealers, banks, or other financial institutions and their intermediaries.

     Federal and State Regulators: At times, Fremont may need to disclose or report personal information when we believe in good faith that disclosure is required under law.

Your personal information will only be used to manage or maintain your account. To do so, we may share your personal information with an agent or affiliate. This personal information is protected with a strict confidentiality agreement, and companies that we hire to provide support services or act as our agent must conform to our privacy standards. We do not allow any non-affiliated company to retain your personal information longer than necessary to provide its product or service, unless you grant us permission to do so.

Fremont's corporate policies require that employees with access to confidential customer information may not use or disclose the information except for business use. All employees are required to safeguard such information, as specified in their confidentiality agreements with Fremont. We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect your nonpublic personal information.

If you have any questions or comments about our privacy practices, please contact us at 800.548.4539.

--------------------------------------------------------------------------------

WWW.FREMONTFUNDS.COM                                        FREMONT MUTUAL FUNDS

                      This page left blank intentionally.

FREMONT MUTUAL FUNDS

For More Information

In addition to the Fund information
contained in this Prospectus, you may
also request the following free
publications from Fremont Mutual Funds:

o    Annual and Semi-Annual Reports
     Additional information about the
     Funds' investments is available in
     the Funds' Annual and Semi-Annual
     Reports to shareholders. In these
     reports, you will find a discussion
     of the market conditions and
     investment strategies that
     significantly affected each Fund's
     performance during the last fiscal
     year.

o    Statement of Additional Information
     This publication gives you more
     information about each Fund's
     investment strategy. Legally it is
     "incorporated by reference," or
     considered part of, this
     Prospectus.

You may also review and copy these
publications at the Public Reference
Room of the Securities and Exchange
Commission in Washington, D.C. You can
obtain information on the operation of
the Public Reference Room by calling
202.942.8090. Reports and other
information about the Fund are also
available:

o    Free of charge from the
     Commission's EDGAR database on the
     Commission's Internet web site at
     www.sec.gov, or

o    For a fee, by writing to the Public
     Reference Room of the Commission,
     Washington, D.C. 20549-0102, or

o    For a fee, by sending an e-mail
     request to: publicinfo@sec.gov.

[LOGO]FREMONT
         FREMONT INVESTMENT ADVISOR

For general information:
800.548.4539, or 518.871.9529 (outside U.S.).
Please visit our Web site at: www.fremontfunds.com

For Institutional or Financial Advisor Clients: 800.565.0254

SEC File No: 811-05632

Distributed by First Fund Distributors, Inc., San Francisco, CA 94105. Copyright 2001 Fremont Mutual Funds, Inc. All rights reserved.

P010-0107